Fair value of financial instrument - Additional Information (Detail)	3 Months Ended
Jan. 31, 2019 CAD ($)
Disclosure of fair value measurements of assets and liabilities [line items]
Transfers out of Level 2 to Level 1	$ 0
Over-the-counter equity options [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Transfers out of Level 3 to Level 2	8,000,000
Derivative liabilities [member] | Over-the-counter equity options [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Transfers out of Level 3 to Level 2	195,000,000
Deposits - Personal [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Transfers out of Level 3 to Level 2	352,000,000
Derivative assets [member] | Over-the-counter equity options [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Transfers out of Level 3 to Level 2	203,000,000
Obligations related to securities sold short [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Transfers out of Level 1 to Level 2	172,000,000
Trading Securities [member] | US state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Transfers out of Level 1 to Level 2	$ 497,000,000